Stock-Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		74 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2009	Dec. 31, 2008	Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable at IPO price			181,026
Stock options exercisable period	10 years		10 years
Stock options vesting period	4 years		4 years
Stock options, shares granted	425,500		0	0
Unrecognized compensation expense			$ 0		$ 0
Weighted average grant-date fair value of the options awarded to employees	$ 5.83
Stock-based compensation	329,541	0		(1,085)	120,732
Unrecognized compensation expense related to unvested options, expected to vest	$ 2,150,999
Unrecognized compensation expense related to unvested options, weighted average period	3 years 6 months
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, shares granted						20,000
Nonemployees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, shares granted							302,800
2008 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock appreciation rights issued in period	0		0
Shares available for grant			444,000		444,000
Shares available for future grants	174		109,200		109,200
Additional number of shares authorized and granted	444,000
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant								600,000
Shares available for future grants	283,526
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant			600,000		600,000
Stock options exercisable at IPO price			71,826
Shares available for future grants			600,000		600,000